UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Reynolds
Title: President
Phone: 703-584-6027

March 31, 2010  	Kevin Reynolds		McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $20,242,630.00






List of Other Included Managers:
None


Symbol		Security			Type	Quantity	Cusip		Market Value		Voting
A		AGILENT TECH INC		COM	48,542		00846u101	$1,350,924.00		sole
CAT		CATERPILLAR INC			COM	10,516		149123101	$539,786.00		sole
GE		GENERAL ELECTRIC CO COM		COM	43,649		369604103	$716,717.00		sole
HD		HOME DEPOT INC 	COM		COM	24,861		437076102	$662,297.00		sole
HPQ		HEWLETT-PACKARD CO DE		COM	228,528		428236103	$10,788,807.00		sole
INTC		INTEL CORP COM			COM	29,475		458140100	$576,826.00		sole
JNJ		JOHNSON & JOHNSON COM		COM	13,408		478160104	$816,413.00		sole
JPM		JP MORGAN CHASE & CO COM	COM	20,997		46625H100	$920,089.00		sole
NOK		NOKIA CORP SPONSORED ADR	COM	35,670		654902204	$521,495.00		sole
NVS		NOVARTIS AG SPONSORED ADR	COM	13,764		66987V109	$693,430.00		sole
PG		PROCTER & GAMBLE CO COM		COM	14,434		742718109	$836,017.00		sole
PM		PHILIP MORRIS INTL INC COM	COM	11,299		718172109	$550,713.00		sole
T		AT&T				COM	20,625		00206R102	$557,081.00		sole
XOM		EXXON MOBIL CORP COM		COM	10,378		30231G102	$712,035.00		sole
